SCHEDULE OF REVENUE RECOGNIZED (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Revenues	$ 11,800	$ 233,600	$ 340,100	$ 357,700	$ 401,000	$ 145,800
Product [Member]
Product Information [Line Items]
Revenues		230,700	300,000	300,000	300,000
Royalty [Member]
Product Information [Line Items]
Revenues	$ 11,800	$ 2,900	$ 40,100	$ 57,700	$ 101,000	$ 145,800